Long Term Debt Schedule 3 (Details)	3 Months Ended		30 Months Ended		59 Months Ended
	Mar. 31, 2015 EUR (€)	Mar. 31, 2015 JPY (¥)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 JPY (¥)	Nov. 30, 2020 EUR (€)
GERMANY [Member]
Interest rate | €					€ 2.49
Loan One [Member] | JAPAN [Member] | Edap Technomed Co Ltd [Member]
Initial Amount				¥ 55,000,000
Loan Two [Member] | JAPAN [Member] | Edap Technomed Co Ltd [Member]
Initial Amount				10,000,000
Loan Three [Member] | JAPAN [Member] | Edap Technomed Co Ltd [Member]
Initial Amount		¥ 10,000,000
Interest rate | €	€ 2.30
Loan Four [Member] | JAPAN [Member] | Edap Technomed Co Ltd [Member]
Initial Amount				55,000,000
Interest rate | €			€ 1.80
Loan Five [Member] | JAPAN [Member] | Edap Technomed Co Ltd [Member]
Initial Amount				¥ 10,000,000
Interest rate | €			€ 2.10